Trade accounts and other receivables from unrelated parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ 3,142,298	€ 3,367,111
Other receivables	€ 124,294	108,931
Collection period for trade accounts receivable from unrelated parties	1 year
Trade accounts receivable included in other non-current financial assets	€ 102,235	111,864
Finance lease receivables due period	5 years
Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ 245,573	232,692
Gross carrying amount
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	3,349,982	3,573,550
thereof finance lease receivables	64,385	68,460
Gross carrying amount | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	403,806	371,862
Allowances/Expected credit losses
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	(207,684)	(206,439)
Allowances/Expected credit losses | Financial instruments credit-impaired
Trade accounts and other receivables
Trade accounts and other receivables from unrelated parties	€ (158,233)	€ (139,170)